Investment Objectives and Goals	Aug. 18, 2025
SMART Trend 25 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMART Trend 25 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMART Trend 25 ETF (the “Fund”) seeks long-term capital appreciation.
SMART Earnings Growth 30 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMART Earnings Growth 30 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMART Earnings Growth 30 ETF (the “Fund”) seeks long-term capital appreciation.